UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

March 31, 2016

MFS® BLENDED RESEARCH® CORE EQUITY FUND

UNE-SEM

MFS® BLENDED RESEARCH® CORE EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile in the first quarter of 2016, but after a tough start to the year stocks largely recouped their losses, with most major indices closing out the quarter roughly where they were at the beginning of the year. After falling to multiyear lows in February, oil prices stabilized as oil-producing nations began taking steps to cap crude production. U.S. economic growth remained positive but unspectacular amid continued improvement in labor markets and upbeat service-sector activity. Headwinds from abroad forced the U.S. Federal Reserve to table its plans to tighten monetary policy, while the Bank of Japan and the European Central Bank continued to ease policy aggressively, perpetuating a lower-for-longer global interest rate environment.

China’s economy — while suffering growing pains linked to its shift from an export-led to a consumer-driven economic model — appeared to stabilize as the first quarter drew to a close. Europe awaits a crucial referendum scheduled for June 23 in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

May 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	3.1%
JPMorgan Chase & Co.	2.5%
Amazon.com, Inc.	2.5%
Verizon Communications, Inc.	2.5%
Cisco Systems, Inc.	2.2%
Alphabet, Inc., “A”	2.2%
Merck & Co., Inc.	2.0%
Philip Morris International, Inc.	2.0%
CVS Health Corp.	1.9%
Medtronic PLC	1.7%

Equity sectors
Technology	16.1%
Health Care	14.7%
Financial Services	13.2%
Retailing	10.3%
Consumer Staples	8.5%
Utilities & Communications	7.2%
Leisure	6.5%
Energy	6.3%
Industrial Goods & Services	5.3%
Special Products & Services	4.7%
Autos & Housing	2.2%
Basic Materials	2.1%
Transportation	2.1%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 3/31/16.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2015 through March 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2015 through March 31, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/15	Ending Account Value 3/31/16	Expenses Paid During Period (p) 10/01/15-3/31/16
A	Actual	0.74%	$1,000.00	$1,068.50	$3.83
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
B	Actual	1.49%	$1,000.00	$1,064.65	$7.69
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
C	Actual	1.49%	$1,000.00	$1,064.65	$7.69
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
I	Actual	0.49%	$1,000.00	$1,069.99	$2.54
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R1	Actual	1.49%	$1,000.00	$1,064.53	$7.69
	Hypothetical (h)	1.49%	$1,000.00	$1,017.55	$7.52
R2	Actual	0.99%	$1,000.00	$1,066.56	$5.11
	Hypothetical (h)	0.99%	$1,000.00	$1,020.05	$5.00
R3	Actual	0.74%	$1,000.00	$1,068.68	$3.83
	Hypothetical (h)	0.74%	$1,000.00	$1,021.30	$3.74
R4	Actual	0.49%	$1,000.00	$1,069.45	$2.54
	Hypothetical (h)	0.49%	$1,000.00	$1,022.55	$2.48
R5	Actual	0.39%	$1,000.00	$1,070.29	$2.02
	Hypothetical (h)	0.39%	$1,000.00	$1,023.05	$1.97

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.2%
Issuer	Shares/Par	Value ($)
Aerospace - 3.7%
Northrop Grumman Corp.	70,466	$13,945,218
Textron, Inc.	252,020	9,188,649
United Technologies Corp.	123,564	12,368,756

		$35,502,623
Airlines - 1.2%
Delta Air Lines, Inc.	79,051	$3,848,203
United Continental Holdings, Inc. (a)	135,136	8,089,241

		$11,937,444
Apparel Manufacturers - 1.3%
NIKE, Inc., “B”	212,490	$13,061,760

Automotive - 1.2%
Goodyear Tire & Rubber Co.	346,554	$11,429,351

Biotechnology - 3.2%
Celgene Corp. (a)	154,593	$15,473,213
Gilead Sciences, Inc.	173,897	15,974,178

		$31,447,391
Business Services - 4.4%
Accenture PLC, “A”	60,263	$6,954,350
Cognizant Technology Solutions Corp., “A” (a)	169,933	10,654,799
FleetCor Technologies, Inc. (a)	86,070	12,802,913
Global Payments, Inc.	191,617	12,512,590

		$42,924,652
Cable TV - 2.5%
Charter Communications, Inc., “A” (a)	48,629	$9,843,968
Comcast Corp., “A”	234,171	14,303,165

		$24,147,133
Chemicals - 2.1%
LyondellBasell Industries N.V., “A”	164,990	$14,119,844
Monsanto Co.	74,720	6,555,933

		$20,675,777
Computer Software - 3.4%
Intuit, Inc.	127,530	$13,264,395
Microsoft Corp.	249,819	13,797,503

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Salesforce.com, Inc. (a)	86,540	$6,389,248

		$33,451,146
Computer Software - Systems - 4.1%
Apple, Inc.	273,485	$29,807,130
EMC Corp.	239,587	6,384,994
EPAM Systems, Inc. (a)	45,177	3,373,367

		$39,565,491
Construction - 1.0%
Sherwin-Williams Co.	35,055	$9,979,107

Consumer Products - 1.5%
Estee Lauder Cos., Inc., “A”	11,490	$1,083,622
Procter & Gamble Co.	165,247	13,601,481

		$14,685,103
Consumer Services - 0.3%
Priceline Group, Inc. (a)	2,351	$3,030,345

Electrical Equipment - 0.6%
General Electric Co.	191,752	$6,095,796

Electronics - 2.1%
Broadcom Corp.	69,516	$10,740,222
Intel Corp.	286,913	9,281,636

		$20,021,858
Energy - Independent - 3.6%
EOG Resources, Inc.	155,061	$11,254,327
Marathon Petroleum Corp.	265,604	9,875,157
Noble Energy, Inc.	61,695	1,937,840
Occidental Petroleum Corp.	41,149	2,815,826
Valero Energy Corp.	148,275	9,510,359

		$35,393,509
Energy - Integrated - 1.5%
Chevron Corp.	56,910	$5,429,214
Exxon Mobil Corp.	103,710	8,669,119

		$14,098,333
Food & Beverages - 4.6%
Archer Daniels Midland Co.	372,760	$13,534,916
Coca-Cola Co.	127,464	5,913,055

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
General Mills, Inc.	30,917	$1,958,592
Mondelez International, Inc.	195,712	7,851,965
Tyson Foods, Inc., “A”	231,300	15,418,458

		$44,676,986
Food & Drug Stores - 1.9%
CVS Health Corp.	177,987	$18,462,592

Gaming & Lodging - 1.6%
Carnival Corp.	74,269	$3,919,175
Royal Caribbean Cruises Ltd.	135,408	11,123,767

		$15,042,942
General Merchandise - 0.7%
Target Corp.	85,443	$7,030,250

Health Maintenance Organizations - 1.1%
Centene Corp. (a)	56,850	$3,500,255
Molina Healthcare, Inc. (a)	108,846	7,019,479

		$10,519,734
Insurance - 3.8%
Berkshire Hathaway, Inc., “B” (a)	22,521	$3,195,279
MetLife, Inc.	285,578	12,548,297
Prudential Financial, Inc.	173,757	12,548,731
Validus Holdings Ltd.	171,403	8,088,508

		$36,380,815
Internet - 4.3%
Alphabet, Inc., “A” (a)	27,589	$21,047,648
Alphabet, Inc., “C” (a)	11,093	8,263,730
Facebook, Inc., “A” (a)	105,927	12,086,271

		$41,397,649
Leisure & Toys - 1.3%
Electronic Arts, Inc. (a)	184,564	$12,201,526

Machinery & Tools - 1.0%
Illinois Tool Works, Inc.	55,254	$5,660,220
Roper Technologies, Inc.	23,973	4,381,545

		$10,041,765
Major Banks - 4.9%
Goldman Sachs Group, Inc.	37,049	$5,815,952
JPMorgan Chase & Co.	415,089	24,581,571

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
Wells Fargo & Co.	345,626	$16,714,473

		$47,111,996
Medical & Health Technology & Services - 1.1%
Community Health Systems, Inc. (a)	218,686	$4,047,878
HCA Holdings, Inc. (a)	82,320	6,425,076

		$10,472,954
Medical Equipment - 3.1%
Abbott Laboratories	279,246	$11,680,860
Dentsply Sirona, Inc.	14,584	898,812
Medtronic PLC	223,051	16,728,825
Stryker Corp.	10,114	1,085,131

		$30,393,628
Network & Telecom - 2.2%
Cisco Systems, Inc.	749,518	$21,338,777

Oil Services - 1.2%
Schlumberger Ltd.	158,063	$11,657,146

Other Banks & Diversified Financials - 2.7%
Citigroup, Inc.	342,163	$14,285,305
Discover Financial Services	240,452	12,243,816

		$26,529,121
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Co.	141,831	$9,060,164
Eli Lilly & Co.	211,047	15,197,494
Johnson & Johnson	150,428	16,276,310
Merck & Co., Inc.	369,345	19,542,044

		$60,076,012
Railroad & Shipping - 0.7%
Union Pacific Corp.	88,370	$7,029,834

Real Estate - 1.8%
AvalonBay Communities, Inc., REIT	25,295	$4,811,109
Extra Space Storage, Inc., REIT	7,619	712,072
Public Storage, Inc., REIT	43,077	11,881,929

		$17,405,110

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 1.2%
Brinker International, Inc.	105,992	$4,870,332
YUM! Brands, Inc.	82,161	6,724,878

		$11,595,210
Specialty Stores - 6.3%
Amazon.com, Inc. (a)	40,490	$24,036,484
American Eagle Outfitters, Inc.	734,646	12,246,549
AutoZone, Inc. (a)	20,773	16,549,641
Best Buy Co., Inc.	252,108	8,178,384

		$61,011,058
Telecommunications - Wireless - 0.6%
American Tower Corp., REIT	56,000	$5,732,720

Telephone Services - 2.7%
AT&T, Inc.	48,657	$1,905,895
Verizon Communications, Inc.	441,836	23,894,491

		$25,800,386
Tobacco - 2.4%
Altria Group, Inc.	65,675	$4,115,196
Philip Morris International, Inc.	194,792	19,111,043

		$23,226,239
Trucking - 0.1%
FedEx Corp.	6,722	$1,093,804

Utilities - Electric Power - 4.0%
AES Corp.	550,477	$6,495,629
American Electric Power Co., Inc.	173,914	11,547,890
Edison International	56,029	4,027,925
Exelon Corp.	456,190	16,358,973

		$38,430,417
Total Common Stocks (Identified Cost, $888,986,865)		$962,105,490

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	4,206,735	$4,206,735
Total Investments (Identified Cost, $893,193,600)		$966,312,225

Other Assets, Less Liabilities - 0.3%		3,251,130
Net Assets - 100.0%		$969,563,355

(a)	Non-income producing security.

9

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $888,986,865)	$962,105,490
Underlying affiliated funds, at cost and value	4,206,735
Total investments, at value (identified cost, $893,193,600)	$966,312,225
Receivables for
Fund shares sold	4,880,103
Dividends	1,104,032
Receivable from investment adviser	64,497
Other assets	3,870
Total assets	$972,364,727
Liabilities
Payable for fund shares reacquired	$2,390,879
Payable to affiliates
Shareholder servicing costs	278,681
Distribution and service fees	11,057
Payable for independent Trustees’ compensation	1,918
Accrued expenses and other liabilities	118,837
Total liabilities	$2,801,372
Net assets	$969,563,355
Net assets consist of
Paid-in capital	$904,764,983
Unrealized appreciation (depreciation) on investments	73,118,625
Accumulated distributions in excess of net realized gain on investments	(14,082,727)
Undistributed net investment income	5,762,474
Net assets	$969,563,355
Shares of beneficial interest outstanding	43,906,319

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$273,077,499	12,352,683	$22.11
Class B	19,654,010	918,192	21.41
Class C	74,707,144	3,539,769	21.11
Class I	327,658,354	14,642,775	22.38
Class R1	13,551,272	639,240	21.20
Class R2	32,993,179	1,547,892	21.31
Class R3	99,434,835	4,514,227	22.03
Class R4	34,909,415	1,573,734	22.18
Class R5	93,577,647	4,177,807	22.40

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $23.46 [100 / 94.25 x $22.11]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$8,764,375
Dividends from underlying affiliated funds	11,260
Total investment income	$8,775,635
Expenses
Management fee	$2,250,665
Distribution and service fees	977,099
Shareholder servicing costs	453,819
Administrative services fee	71,789
Independent Trustees’ compensation	8,569
Custodian fee	35,213
Shareholder communications	21,755
Audit and tax fees	26,357
Legal fees	3,261
Miscellaneous	144,316
Total expenses	$3,992,843
Fees paid indirectly	(10)
Reduction of expenses by investment adviser and distributor	(967,296)
Net expenses	$3,025,537
Net investment income	$5,750,098
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(7,998,391)
Change in unrealized appreciation (depreciation) on investments	$58,953,681
Net realized and unrealized gain (loss) on investments	$50,955,290
Change in net assets from operations	$56,705,388

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/16 (unaudited)	Year ended 9/30/15
From operations
Net investment income	$5,750,098	$7,743,097
Net realized gain (loss) on investments	(7,998,391)	22,623,386
Net unrealized gain (loss) on investments	58,953,681	(55,824,678)
Change in net assets from operations	$56,705,388	$(25,458,195)
Distributions declared to shareholders
From net investment income	$(6,150,189)	$(4,735,023)
From net realized gain on investments	(20,699,112)	(16,680,968)
Total distributions declared to shareholders	$(26,849,301)	$(21,415,991)
Change in net assets from fund share transactions	$194,819,776	$355,985,881
Total change in net assets	$224,675,863	$309,111,695
Net assets
At beginning of period	744,887,492	435,775,797
At end of period (including undistributed net investment income of $5,762,474 and $6,162,565, respectively)	$969,563,355	$744,887,492

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$21.36		$22.59	$18.95	$16.11	$12.53	$12.47
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.27	$0.24	$0.28	$0.22	$0.20
Net realized and unrealized gain (loss) on investments	1.32		(0.52)	3.71	2.74	3.45	(0.01	)(g)
Total from investment operations	$1.46		$(0.25)	$3.95	$3.02	$3.67	$0.19
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.20)	$(0.26)	$(0.18)	$(0.09)	$(0.13)
From net realized gain on investments	(0.55)		(0.78)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.71)		$(0.98)	$(0.31)	$(0.18)	$(0.09)	$(0.13)
Net asset value, end of period (x)	$22.11		$21.36	$22.59	$18.95	$16.11	$12.53
Total return (%) (r)(s)(t)(x)	6.85	(n)	(1.28)	21.00	18.93	29.45	1.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.09	1.11	1.16	1.31	1.67
Expenses after expense reductions (f)	0.74	(a)	0.75	0.85	0.86	0.90	0.90
Net investment income	1.32	(a)	1.20	1.14	1.62	1.46	1.40
Portfolio turnover	17	(n)	49	42	54	59	92
Net assets at end of period (000 omitted)	$273,077		$206,403	$107,651	$64,739	$42,149	$19,238

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$20.70		$21.97	$18.46	$15.72	$12.24	$12.18
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.10	$0.08	$0.15	$0.10	$0.09
Net realized and unrealized gain (loss) on investments	1.28		(0.51)	3.63	2.67	3.38	(0.00	)(g)(w)
Total from investment operations	$1.34		$(0.41)	$3.71	$2.82	$3.48	$0.09
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.08)	$(0.15)	$(0.08)	$—	$(0.03)
From net realized gain on investments	(0.55)		(0.78)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.63)		$(0.86)	$(0.20)	$(0.08)	$—	$(0.03)
Net asset value, end of period (x)	$21.41		$20.70	$21.97	$18.46	$15.72	$12.24
Total return (%) (r)(s)(t)(x)	6.47	(n)	(2.04)	20.16	18.03	28.43	0.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.84	1.86	1.91	2.06	2.44
Expenses after expense reductions (f)	1.49	(a)	1.51	1.60	1.61	1.65	1.65
Net investment income	0.57	(a)	0.45	0.39	0.86	0.68	0.68
Portfolio turnover	17	(n)	49	42	54	59	92
Net assets at end of period (000 omitted)	$19,654		$15,004	$7,619	$4,149	$2,631	$1,444

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$20.43		$21.72	$18.27	$15.58	$12.13	$12.07
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.10	$0.08	$0.14	$0.10	$0.09
Net realized and unrealized gain (loss) on investments	1.26		(0.50)	3.59	2.64	3.35	0.01 (g)
Total from investment operations	$1.32		$(0.40)	$3.67	$2.78	$3.45	$0.10
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.11)	$(0.17)	$(0.09)	$—	$(0.04)
From net realized gain on investments	(0.55)		(0.78)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.64)		$(0.89)	$(0.22)	$(0.09)	$—	$(0.04)
Net asset value, end of period (x)	$21.11		$20.43	$21.72	$18.27	$15.58	$12.13
Total return (%) (r)(s)(t)(x)	6.46	(n)	(2.05)	20.16	17.98	28.44	0.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.85	1.86	1.91	2.06	2.44
Expenses after expense reductions (f)	1.49	(a)	1.50	1.60	1.61	1.65	1.65
Net investment income	0.57	(a)	0.45	0.38	0.81	0.70	0.67
Portfolio turnover	17	(n)	49	42	54	59	92
Net assets at end of period (000 omitted)	$74,707		$58,221	$18,597	$8,443	$3,986	$1,586

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$21.61		$22.84	$19.14	$16.27	$12.64	$12.57
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.33	$0.30	$0.32	$0.26	$0.23
Net realized and unrealized gain (loss) on investments	1.34		(0.53)	3.75	2.76	3.49	(0.00	)(g)(w)
Total from investment operations	$1.51		$(0.20)	$4.05	$3.08	$3.75	$0.23
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.25)	$(0.30)	$(0.21)	$(0.12)	$(0.16)
From net realized gain on investments	(0.55)		(0.78)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.74)		$(1.03)	$(0.35)	$(0.21)	$(0.12)	$(0.16)
Net asset value, end of period (x)	$22.38		$21.61	$22.84	$19.14	$16.27	$12.64
Total return (%) (r)(s)(x)	7.00	(n)	(1.06)	21.36	19.17	29.80	1.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.84	0.86	0.91	1.06	1.38
Expenses after expense reductions (f)	0.49	(a)	0.51	0.60	0.61	0.65	0.65
Net investment income	1.57	(a)	1.44	1.40	1.79	1.71	1.67
Portfolio turnover	17	(n)	49	42	54	59	92
Net assets at end of period (000 omitted)	$327,658		$248,445	$150,846	$83,157	$39,555	$20,260

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$20.62		$21.83	$18.34	$15.61	$12.15	$12.10
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.10	$0.10	$0.12	$0.10	$0.09
Net realized and unrealized gain (loss) on investments	1.28		(0.50)	3.58	2.68	3.36	(0.00	)(g)(w)
Total from investment operations	$1.33		$(0.40)	$3.68	$2.80	$3.46	$0.09
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.03)	$(0.14)	$(0.07)	$—	$(0.04)
From net realized gain on investments	(0.55)		(0.78)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.75)		$(0.81)	$(0.19)	$(0.07)	$—	$(0.04)
Net asset value, end of period (x)	$21.20		$20.62	$21.83	$18.34	$15.61	$12.15
Total return (%) (r)(s)(x)	6.45	(n)	(2.02)	20.14	18.03	28.48	0.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.83	1.84	1.91	2.06	2.42
Expenses after expense reductions (f)	1.49	(a)	1.51	1.60	1.61	1.65	1.65
Net investment income	0.50	(a)	0.46	0.48	0.67	0.69	0.69
Portfolio turnover	17	(n)	49	42	54	59	92
Net assets at end of period (000 omitted)	$13,551		$479	$263	$662	$160	$119

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$20.63		$21.87	$18.36	$15.64	$12.19	$12.17
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.19	$0.22	$0.17	$0.14
Net realized and unrealized gain (loss) on investments	1.26		(0.50)	3.59	2.66	3.37	0.02 (g)
Total from investment operations	$1.37		$(0.29)	$3.78	$2.88	$3.54	$0.16
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.17)	$(0.22)	$(0.16)	$(0.09)	$(0.14)
From net realized gain on investments	(0.55)		(0.78)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.69)		$(0.95)	$(0.27)	$(0.16)	$(0.09)	$(0.14)
Net asset value, end of period (x)	$21.31		$20.63	$21.87	$18.36	$15.64	$12.19
Total return (%) (r)(s)(x)	6.66	(n)	(1.53)	20.74	18.62	29.15	1.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.34	1.36	1.41	1.56	1.87
Expenses after expense reductions (f)	0.99	(a)	1.01	1.10	1.11	1.15	1.15
Net investment income	1.06	(a)	0.95	0.90	1.27	1.20	1.07
Portfolio turnover	17	(n)	49	42	54	59	92
Net assets at end of period (000 omitted)	$32,993		$23,372	$11,586	$7,030	$2,968	$1,587

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$21.27		$22.51	$18.88	$16.06	$12.50	$12.43
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.28	$0.24	$0.27	$0.22	$0.18
Net realized and unrealized gain (loss) on investments	1.32		(0.54)	3.70	2.73	3.44	0.02 (g)
Total from investment operations	$1.46		$(0.26)	$3.94	$3.00	$3.66	$0.20
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.20)	$(0.26)	$(0.18)	$(0.10)	$(0.13)
From net realized gain on investments	(0.55)		(0.78)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.70)		$(0.98)	$(0.31)	$(0.18)	$(0.10)	$(0.13)
Net asset value, end of period (x)	$22.03		$21.27	$22.51	$18.88	$16.06	$12.50
Total return (%) (r)(s)(x)	6.87	(n)	(1.33)	21.02	18.92	29.45	1.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	1.08	1.11	1.16	1.31	1.51
Expenses after expense reductions (f)	0.74	(a)	0.76	0.85	0.86	0.90	0.90
Net investment income	1.32	(a)	1.21	1.15	1.57	1.47	1.32
Portfolio turnover	17	(n)	49	42	54	59	92
Net assets at end of period (000 omitted)	$99,435		$85,800	$66,846	$49,967	$28,576	$7,016

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$21.43		$22.65	$18.98	$16.13	$12.54	$12.47
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.33	$0.30	$0.33	$0.25	$0.20
Net realized and unrealized gain (loss) on investments	1.31		(0.52)	3.72	2.73	3.46	0.03 (g)
Total from investment operations	$1.48		$(0.19)	$4.02	$3.06	$3.71	$0.23
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.25)	$(0.30)	$(0.21)	$(0.12)	$(0.16)
From net realized gain on investments	(0.55)		(0.78)	(0.05)	—	—	—
Total distributions declared to shareholders	$(0.73)		$(1.03)	$(0.35)	$(0.21)	$(0.12)	$(0.16)
Net asset value, end of period (x)	$22.18		$21.43	$22.65	$18.98	$16.13	$12.54
Total return (%) (r)(s)(x)	6.94	(n)	(1.03)	21.35	19.21	29.72	1.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.83	0.86	0.90	1.06	1.30
Expenses after expense reductions (f)	0.49	(a)	0.51	0.60	0.62	0.65	0.65
Net investment income	1.57	(a)	1.45	1.40	1.89	1.68	1.46
Portfolio turnover	17	(n)	49	42	54	59	92
Net assets at end of period (000 omitted)	$34,909		$36,774	$34,241	$21,751	$19,762	$8,014

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/16 (unaudited)		Years ended 9/30
Class R5			2015	2014	2013	2012 (i)

Net asset value, beginning of period	$21.64		$22.86	$19.16	$16.27	$14.64
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.32	$0.30	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.34		(0.53)	3.75	2.80	1.54	(g)
Total from investment operations	$1.52		$(0.17)	$4.07	$3.10	$1.63
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.27)	$(0.32)	$(0.21)	$—
From net realized gain on investments	(0.55)		(0.78)	(0.05)	—	—
Total distributions declared to shareholders	$(0.76)		$(1.05)	$(0.37)	$(0.21)	$—
Net asset value, end of period (x)	$22.40		$21.64	$22.86	$19.16	$16.27
Total return (%) (r)(s)(x)	7.03	(n)	(0.93)	21.44	19.34	11.13	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61	(a)	0.72	0.74	0.78	0.98	(a)
Expenses after expense reductions (f)	0.39	(a)	0.39	0.48	0.48	0.58	(a)
Net investment income	1.66	(a)	1.56	1.48	1.61	1.65	(a)
Portfolio turnover	17	(n)	49	42	54	59
Net assets at end of period (000 omitted)	$93,578		$70,389	$38,128	$8,922	$111

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in states and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

24

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial

25

Notes to Financial Statements (unaudited) – continued

condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$962,105,490	$—	$—	$962,105,490
Mutual Funds	4,206,735	—	—	4,206,735
Total Investments	$966,312,225	$—	$—	$966,312,225

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

26

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/15
Ordinary income (including any short-term capital gains)	$12,168,940
Long-term capital gains	9,247,051
Total distributions	$21,415,991

27

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/16
Cost of investments	$895,969,222
Gross appreciation	97,368,698
Gross depreciation	(27,025,695)
Net unrealized appreciation (depreciation)	$70,343,003

As of 9/30/15
Undistributed ordinary income	6,162,565
Undistributed long-term capital gain	20,699,036
Post-October currency loss deferral	(3,308,638)
Net unrealized appreciation (depreciation)	11,389,322

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/16	Year ended 9/30/15	Six months ended 3/31/16	Year ended 9/30/15
Class A	$1,663,948	$1,079,375	$5,781,937	$4,111,170
Class B	63,248	34,133	461,870	313,687
Class C	280,413	119,314	1,758,554	855,480
Class I	2,194,787	1,790,191	6,462,852	5,547,895
Class R1	123,450	707	344,724	18,249
Class R2	178,988	109,159	707,485	503,151
Class R3	619,630	686,553	2,335,882	2,611,636
Class R4	292,906	396,879	880,841	1,237,220
Class R5	732,819	518,712	1,964,967	1,482,480
Total	$6,150,189	$4,735,023	$20,699,112	$16,680,968

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period October 1, 2015 through January 27, 2016 the management fee was computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser had agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually.

28

Notes to Financial Statements (unaudited) – continued

This written agreement terminated on January 27, 2016. For the period October 1, 2015 through January 27, 2016, this management fee reduction amounted to $542,756, which is included in the reduction of total expenses in the Statement of Operations. Effective January 28, 2016, the management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.40%
Next $1.5 billion of average daily net assets	0.375%
Average daily net assets in excess of $2.5 billion	0.35%

The management fee incurred for the six months ended March 31, 2016, was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.42%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2017. For the six months ended March 31, 2016, this reduction amounted to $422,184 which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $188,345 for the six months ended March 31, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$296,619
Class B	0.75%	0.25%	1.00%	1.00%	88,926
Class C	0.75%	0.25%	1.00%	1.00%	340,312
Class R1	0.75%	0.25%	1.00%	1.00%	61,454
Class R2	0.25%	0.25%	0.50%	0.50%	72,200
Class R3	—	0.25%	0.25%	0.25%	117,588
Total Distribution and Service Fees					$977,099

29

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2016, this rebate amounted to $2,346, $4, and $6 for Class A, Class B, and Class C respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2016, were as follows:

Amount
Class A	$5,638
Class B	14,324
Class C	10,674

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2016, the fee was $36,533, which equated to 0.0086% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $417,286.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2016 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

30

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2016, the fee paid by the fund under this agreement was $1,052 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 18, 2015, MFS purchased 13,932 shares of Class I for an aggregate amount of $326,995. On September 9, 2015, MFS redeemed 5,643 shares of Class R1 and 7,372 shares of Class R5 for an aggregate amount of $280,574. On March 16, 2016, MFS redeemed 4,718 shares of Class I for an aggregate amount of $103,845.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended March 31, 2016, the fund engaged in purchase transactions pursuant to this policy, which amounted to $227,717.

(4) Portfolio Securities

For the six months ended March 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $328,136,861 and $148,696,307, respectively.

31

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,494,147	$75,768,932	6,128,635	$140,263,767
Class B	255,381	5,441,333	455,289	10,119,224
Class C	969,999	20,317,325	2,221,090	48,816,582
Class I	5,516,789	119,162,991	7,911,551	181,923,356
Class R1	707,326	15,068,321	17,300	386,418
Class R2	587,303	12,315,483	861,900	19,296,189
Class R3	714,949	15,479,987	2,592,203	59,428,511
Class R4	180,846	3,890,789	1,385,279	31,900,354
Class R5	1,511,821	33,648,064	2,054,846	47,459,799
	13,938,561	$301,093,225	23,628,093	$539,594,200

Shares issued to shareholders in reinvestment of distributions
Class A	306,038	$6,738,955	201,601	$4,481,590
Class B	23,523	502,695	14,733	319,273
Class C	77,985	1,643,153	38,314	819,530
Class I	363,198	8,088,426	282,778	6,348,377
Class R1	22,125	468,165	878	18,956
Class R2	41,531	882,532	28,466	612,310
Class R3	134,709	2,955,512	148,970	3,298,189
Class R4	53,159	1,173,747	73,443	1,634,099
Class R5	110,178	2,455,872	89,100	2,001,192
	1,132,446	$24,909,057	878,283	$19,533,516

Shares reacquired
Class A	(1,110,778)	$(24,031,931)	(1,431,976)	$(32,547,352)
Class B	(85,528)	(1,776,682)	(92,021)	(2,053,977)
Class C	(357,650)	(7,367,170)	(266,245)	(5,796,537)
Class I	(2,732,481)	(59,523,039)	(3,303,651)	(75,799,386)
Class R1	(113,452)	(2,379,072)	(6,962)	(148,187)
Class R2	(214,046)	(4,503,870)	(287,093)	(6,407,645)
Class R3	(368,608)	(7,976,620)	(1,678,118)	(38,593,214)
Class R4	(376,442)	(8,279,038)	(1,254,267)	(28,829,286)
Class R5	(696,849)	(15,345,084)	(558,952)	(12,966,251)
	(6,055,834)	$(131,182,506)	(8,879,285)	$(203,141,835)

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Net change
Class A	2,689,407	$58,475,956	4,898,260	$112,198,005
Class B	193,376	4,167,346	378,001	8,384,520
Class C	690,334	14,593,308	1,993,159	43,839,575
Class I	3,147,506	67,728,378	4,890,678	112,472,347
Class R1	615,999	13,157,414	11,216	257,187
Class R2	414,788	8,694,145	603,273	13,500,854
Class R3	481,050	10,458,879	1,063,055	24,133,486
Class R4	(142,437)	(3,214,502)	204,455	4,705,167
Class R5	925,150	20,758,852	1,584,994	36,494,740
	9,015,173	$194,819,776	15,627,091	$355,985,881

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2016, the fund’s commitment fee and interest expense were $1,196 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,965,667	159,635,143	(157,394,075)	4,206,735

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$11,260	$4,206,735

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2016

MFS® MID CAP VALUE FUND

MDV-SEM

MFS® MID CAP VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets remained volatile in the first quarter of 2016, but after a tough start to the year stocks largely recouped their losses, with most major indices closing out the quarter roughly where they were at the beginning of the year. After falling to multiyear lows in February, oil prices stabilized as oil-producing nations began taking steps to cap crude production. U.S. economic growth remained positive but unspectacular amid continued improvement in labor markets and upbeat service-sector activity. Headwinds from abroad forced the U.S. Federal Reserve to table its plans to tighten monetary policy, while the Bank of Japan and the European Central Bank continued to ease policy aggressively, perpetuating a lower-for-longer global interest rate environment.

China’s economy — while suffering growing pains linked to its shift from an export-led to a consumer-driven economic model — appeared to stabilize as the first quarter drew to a close. Europe awaits a crucial referendum scheduled for June 23 in which British voters will decide whether the United Kingdom should remain in the European Union.

As markets have become more focused on short-term trends in recent years, we believe it’s important for investors to lengthen their investment time horizon. At MFS®, we don’t trade on headlines or trends; we invest for the long term.

We believe that this approach, coupled with the professional guidance of a financial advisor, will help you reach your investment goals.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

May 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
NASDAQ, Inc.	1.4%
Allison Transmission Holdings, Inc.	1.2%
Newell Rubbermaid, Inc.	1.2%
Hartford Financial Services Group, Inc.	1.1%
Pinnacle West Capital Corp.	1.1%
Fifth Third Bancorp	1.0%
Pinnacle Foods, Inc.	1.0%
Stanley Black & Decker, Inc.	1.0%
Zimmer Biomet Holdings, Inc.	1.0%
Corporate Office Properties Trust, REIT	1.0%

Equity sectors
Financial Services	24.4%
Utilities & Communications	10.2%
Health Care	9.8%
Consumer Staples	8.9%
Industrial Goods & Services	8.0%
Technology	6.9%
Energy	6.7%
Autos & Housing	5.7%
Retailing	4.3%
Special Products & Services	3.8%
Basic Materials	3.7%
Leisure	3.3%
Transportation	2.3%

(o)	Less than 0.1%.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 3/31/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2015 through March 31, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2015 through March 31, 2016.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/15	Ending Account Value 3/31/16	Expenses Paid During Period (p) 10/01/15-3/31/16
A	Actual	1.14%	$1,000.00	$1,066.12	$5.89
	Hypothetical (h)	1.14%	$1,000.00	$1,019.30	$5.76
B	Actual	1.89%	$1,000.00	$1,062.68	$9.75
	Hypothetical (h)	1.89%	$1,000.00	$1,015.55	$9.52
C	Actual	1.89%	$1,000.00	$1,062.24	$9.74
	Hypothetical (h)	1.89%	$1,000.00	$1,015.55	$9.52
I	Actual	0.89%	$1,000.00	$1,067.82	$4.60
	Hypothetical (h)	0.89%	$1,000.00	$1,020.55	$4.50
R1	Actual	1.89%	$1,000.00	$1,062.63	$9.75
	Hypothetical (h)	1.89%	$1,000.00	$1,015.55	$9.52
R2	Actual	1.39%	$1,000.00	$1,065.16	$7.18
	Hypothetical (h)	1.39%	$1,000.00	$1,018.05	$7.01
R3	Actual	1.14%	$1,000.00	$1,066.64	$5.89
	Hypothetical (h)	1.14%	$1,000.00	$1,019.30	$5.76
R4	Actual	0.89%	$1,000.00	$1,067.49	$4.60
	Hypothetical (h)	0.89%	$1,000.00	$1,020.55	$4.50
R5	Actual	0.75%	$1,000.00	$1,068.08	$3.88
	Hypothetical (h)	0.75%	$1,000.00	$1,021.25	$3.79
529A	Actual	1.17%	$1,000.00	$1,065.92	$6.04
	Hypothetical (h)	1.17%	$1,000.00	$1,019.15	$5.91
529B	Actual	1.94%	$1,000.00	$1,061.63	$10.00
	Hypothetical (h)	1.94%	$1,000.00	$1,015.30	$9.77
529C	Actual	1.94%	$1,000.00	$1,062.54	$10.00
	Hypothetical (h)	1.94%	$1,000.00	$1,015.30	$9.77

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Table – continued

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 1.12%, $5.79, and $5.65 for Class A, 1.87%, $9.64, and $9.42 for Class B, 1.87%, $9.64, and $9.42 for Class C, 0.88%, $4.55, and $4.45 for Class I, 1.87%, $9.64, and $9.42 for Class R1, 1.38%, $7.12, and $6.96 for Class R2, 1.13%, $5.84, and $5.70 for R3, 0.88%, $4.55, and $4.45 for Class R4, 0.74%, $3.83, and $3.74 for Class R5, 1.16%, $5.99, and $5.86 for Class 529A, 1.92%, $9.90, and $9.67 for Class 529B, and 1.92%, $9.90, and $9.67 for Class 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

3/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.5%
Issuer	Shares/Par	Value ($)
Aerospace - 1.5%
L-3 Communications Holdings, Inc.	328,233	$38,895,610
Rockwell Collins, Inc.	340,305	31,379,524

		$70,275,134
Airlines - 1.2%
Alaska Air Group, Inc.	282,057	$23,134,313
Delta Air Lines, Inc.	612,858	29,833,927

		$52,968,240
Alcoholic Beverages - 0.6%
Molson Coors Brewing Co.	306,117	$29,442,333

Apparel Manufacturers - 1.4%
Hanesbrands, Inc.	947,421	$26,849,910
PVH Corp.	351,250	34,794,825

		$61,644,735
Automotive - 2.7%
BorgWarner Transmission Systems, Inc.	527,002	$20,236,877
Delphi Automotive PLC	422,076	31,664,142
Harley-Davidson, Inc.	518,903	26,635,291
LKQ Corp. (a)	1,347,635	43,029,986

		$121,566,296
Broadcasting - 2.1%
Discovery Communications, Inc., “A” (a)	898,220	$25,716,039
Interpublic Group of Companies, Inc.	1,446,373	33,194,260
Nielsen Holdings PLC	664,440	34,989,410

		$93,899,709
Brokerage & Asset Managers - 3.1%
Affiliated Managers Group, Inc. (a)	134,177	$21,790,345
Apollo Global Management, “A”	759,896	13,009,420
NASDAQ, Inc.	935,612	62,105,925
Raymond James Financial, Inc.	484,487	23,066,426
TD Ameritrade Holding Corp.	609,345	19,212,648

		$139,184,764
Business Services - 3.3%
Amdocs Ltd.	595,570	$35,984,339
Brenntag AG	370,527	21,165,455

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Fidelity National Information Services, Inc.	608,290	$38,510,840
First Data Corp. (a)	931,664	12,055,732
Realogy Holdings Corp. (a)	761,726	27,505,926
Univar, Inc. (a)	990,040	17,008,887

		$152,231,179
Chemicals - 0.6%
Celanese Corp.	383,707	$25,132,809

Computer Software - 1.1%
Sabre Corp.	1,175,411	$33,992,886
Symantec Corp.	918,190	16,876,332

		$50,869,218
Computer Software - Systems - 3.6%
IMS Health Holdings, Inc. (a)	1,158,699	$30,763,458
Lexmark International, Inc., “A”	550,517	18,403,783
NCR Corp. (a)	954,043	28,554,507
NICE Systems Ltd., ADR	329,405	21,342,150
Verint Systems, Inc. (a)	288,299	9,623,421
Western Digital Corp.	263,663	12,455,440
Xerox Corp.	3,807,586	42,492,660

		$163,635,419
Construction - 3.0%
Armstrong World Industries, Inc. (a)	823,733	$39,843,965
Owens Corning	754,427	35,669,309
Stanley Black & Decker, Inc.	427,526	44,980,010
Toll Brothers, Inc. (a)	535,023	15,788,529

		$136,281,813
Consumer Products - 1.7%
Newell Rubbermaid, Inc.	1,208,356	$53,518,087
Sensient Technologies Corp.	392,866	24,931,276

		$78,449,363
Consumer Services - 0.4%
Houghton Mifflin Harcourt Co. (a)	984,115	$19,623,253

Containers - 0.9%
Graphic Packaging Holding Co.	1,818,266	$23,364,718
Owens-Illinois, Inc. (a)	960,515	15,329,819

		$38,694,537

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 1.7%
Pentair PLC	468,386	$25,414,624
Tyco International PLC	976,617	35,851,610
WESCO International, Inc. (a)	324,347	17,732,050

		$78,998,284
Electronics - 2.2%
Analog Devices, Inc.	489,472	$28,971,848
Keysight Technologies, Inc. (a)	793,850	22,021,399
Maxim Integrated Products, Inc.	652,313	23,992,072
Microchip Technology, Inc.	528,776	25,487,003

		$100,472,322
Energy - Independent - 5.5%
Cabot Oil & Gas Corp.	1,227,600	$27,878,796
Cimarex Energy Co.	203,690	19,812,926
Energen Corp.	626,064	22,907,682
EQT Corp.	488,384	32,848,708
Hess Corp.	835,767	44,003,133
HollyFrontier Corp.	875,727	30,930,678
Noble Energy, Inc.	432,198	13,575,339
PDC Energy, Inc. (a)	441,118	26,224,465
Pioneer Natural Resources Co.	221,260	31,140,132

		$249,321,859
Food & Beverages - 6.5%
Archer Daniels Midland Co.	843,031	$30,610,456
Bunge Ltd.	509,232	28,858,177
Flowers Foods, Inc.	982,666	18,140,014
Ingredion, Inc.	310,993	33,210,942
J.M. Smucker Co.	271,211	35,214,036
Kellogg Co.	453,085	34,683,657
McCormick & Co., Inc.	207,719	20,663,886
Pinnacle Foods, Inc.	1,048,199	46,833,531
TreeHouse Foods, Inc. (a)	300,416	26,061,088
Tyson Foods, Inc., “A”	332,413	22,158,651

		$296,434,438
General Merchandise - 0.4%
Kohl’s Corp.	415,076	$19,346,692

Insurance - 6.7%
Allied World Assurance Co.	651,229	$22,753,941
Arthur J. Gallagher & Co.	656,570	29,204,234
Everest Re Group Ltd.	192,940	38,092,144

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Hanover Insurance Group, Inc.	261,114	$23,557,705
Hartford Financial Services Group, Inc.	1,061,441	48,911,201
Lincoln National Corp.	715,095	28,031,724
Third Point Reinsurance Ltd. (a)	1,122,507	12,762,905
Unum Group	1,202,491	37,181,022
Validus Holdings Ltd.	732,329	34,558,606
XL Group PLC	797,196	29,336,813

		$304,390,295
Machinery & Tools - 4.7%
Allison Transmission Holdings, Inc.	2,042,657	$55,110,886
Cummins, Inc.	348,060	38,265,716
Deere & Co.	392,111	30,188,626
Eaton Corp. PLC	532,129	33,289,990
Joy Global, Inc. (l)	314,645	5,056,345
Regal Beloit Corp.	340,745	21,497,602
SPX FLOW, Inc. (a)	304,241	7,630,364
Xylem, Inc.	601,424	24,598,242

		$215,637,771
Major Banks - 1.8%
Comerica, Inc.	496,770	$18,812,680
Huntington Bancshares, Inc.	3,929,959	37,491,809
KeyCorp	2,210,972	24,409,131

		$80,713,620
Medical & Health Technology & Services - 2.7%
Community Health Systems, Inc. (a)	754,649	$13,968,553
LifePoint Hospitals, Inc. (a)	405,969	28,113,353
MEDNAX, Inc. (a)	377,550	24,397,281
Quest Diagnostics, Inc.	436,902	31,216,648
Universal Health Services, Inc.	216,873	27,048,401

		$124,744,236
Medical Equipment - 6.4%
Agilent Technologies, Inc.	650,999	$25,942,310
Cooper Cos., Inc.	274,213	42,220,576
Dentsply Sirona, Inc.	488,675	30,117,040
PerkinElmer, Inc.	738,604	36,531,354
St. Jude Medical, Inc.	490,511	26,978,105
Steris PLC	436,590	31,019,720
Teleflex, Inc.	180,560	28,349,726
VWR Corp. (a)	864,402	23,390,718
Zimmer Biomet Holdings, Inc.	415,966	44,354,455

		$288,904,004

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - 1.3%
NiSource, Inc.	1,018,193	$23,988,627
NorthWestern Corp.	574,694	35,487,355

		$59,475,982
Natural Gas - Pipeline - 0.3%
Columbia Pipeline Group, Inc.	573,938	$14,405,844

Oil Services - 1.2%
Forum Energy Technologies, Inc. (a)	1,210,981	$15,984,949
Frank’s International N.V.	1,219,947	20,104,727
Oil States International, Inc. (a)	574,003	18,092,575

		$54,182,251
Other Banks & Diversified Financials - 7.4%
BB&T Corp.	1,111,668	$36,985,194
Citizens Financial Group, Inc.	1,817,221	38,070,780
Discover Financial Services	853,469	43,458,641
Fifth Third Bancorp	2,826,610	47,176,121
M&T Bank Corp.	284,024	31,526,664
New York Community Bancorp, Inc.	1,559,461	24,795,430
Northern Trust Corp.	452,415	29,483,886
PrivateBancorp, Inc.	805,556	31,094,462
SunTrust Banks, Inc.	558,175	20,138,954
Wintrust Financial Corp.	707,009	31,348,779

		$334,078,911
Pharmaceuticals - 0.7%
Endo International PLC (a)	702,370	$19,771,716
Impax Laboratories, Inc. (a)	439,487	14,072,374

		$33,844,090
Railroad & Shipping - 0.5%
Kansas City Southern Co.	292,756	$25,016,000

Real Estate - 5.6%
Annaly Mortgage Management, Inc., REIT	1,225,372	$12,572,317
Corporate Office Properties Trust, REIT	1,685,457	44,226,392
DDR Corp., REIT	1,779,569	31,658,533
EPR Properties, REIT	536,061	35,712,384
Equity Lifestyle Properties, Inc., REIT	370,262	26,929,155
Medical Properties Trust, Inc., REIT	3,317,509	43,061,267
Mid-America Apartment Communities, Inc., REIT	359,641	36,758,907
Weyerhaeuser Co., REIT	716,462	22,195,993

		$253,114,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 1.2%
Aramark	1,097,925	$36,363,276
DineEquity, Inc.	204,299	19,087,656

		$55,450,932
Specialty Chemicals - 2.3%
Akzo Nobel N.V.	375,819	$25,615,897
Albemarle Corp.	539,709	34,503,596
Axalta Coating Systems Ltd. (a)	1,489,724	43,499,941

		$103,619,434
Specialty Stores - 2.5%
AutoZone, Inc. (a)	39,611	$31,557,688
Gap, Inc.	927,656	27,273,086
Sally Beauty Holdings, Inc. (a)	1,128,118	36,528,461
Urban Outfitters, Inc. (a)	604,312	19,996,684

		$115,355,919
Telephone Services - 1.0%
Frontier Communications Corp.	4,503,797	$25,176,225
Quebecor, Inc., “B” (l)	784,423	20,595,822

		$45,772,047
Trucking - 0.6%
Knight Transportation, Inc.	1,004,313	$26,262,785

Utilities - Electric Power - 7.1%
AES Corp.	3,075,372	$36,289,390
Calpine Corp. (a)	1,254,320	19,028,034
CMS Energy Corp.	873,626	37,076,687
DTE Energy Co.	459,244	41,635,061
Dynegy, Inc. (a)	446,014	6,409,221
Eversource Energy	616,724	35,979,678
Exelon Corp.	809,196	29,017,769
Pinnacle West Capital Corp.	639,377	47,998,031
Public Service Enterprise Group, Inc.	847,111	39,932,813
WEC Energy Group, Inc.	451,859	27,143,170

		$320,509,854
Total Common Stocks (Identified Cost, $4,015,970,973)		$4,433,951,320

Convertible Preferred Stocks - 0.5%
Telephone Services - 0.5%
Frontier Communications Corp., 11.125% (Identified Cost, $20,830,000)	208,300	$21,746,520

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (Identified Cost, $0) (a)	$41.40	1/04/16	395	$810

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.35%, at Cost and Net Asset Value (v)	90,570,623	$90,570,623

Collateral for Securities Loaned - 0.4%
Navigator Securities Lending Prime Portfolio, 0.5%, at Cost and Net Asset Value (j)	18,042,959	$18,042,959
Total Investments (Identified Cost, $4,145,414,555)		$4,564,312,232

Other Assets, Less Liabilities - (0.4)%		(19,448,883)
Net Assets - 100.0%		$4,544,863,349

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $4,054,843,932)	$4,473,741,609
Underlying affiliated funds, at cost and value	90,570,623
Total investments, at value, including $17,273,041 of securities on loan (identified cost, $4,145,414,555)	$4,564,312,232
Cash	119,676
Receivables for
Investments sold	23,751,255
Fund shares sold	16,080,149
Interest and dividends	6,013,493
Other assets	16,282
Total assets	$4,610,293,087
Liabilities
Payables for
Investments purchased	$29,712,542
Fund shares reacquired	16,447,175
Collateral for securities loaned, at value	18,042,959
Payable to affiliates
Investment adviser	172,214
Shareholder servicing costs	902,563
Distribution and service fees	27,379
Program manager fees	19
Payable for independent Trustees’ compensation	4,922
Accrued expenses and other liabilities	119,965
Total liabilities	$65,429,738
Net assets	$4,544,863,349
Net assets consist of
Paid-in capital	$4,136,059,827
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	418,892,583
Accumulated distributions in excess of net realized gain on investments and foreign currency	(32,742,780)
Undistributed net investment income	22,653,719
Net assets	$4,544,863,349
Shares of beneficial interest outstanding	233,219,391

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$889,990,252	46,176,173	$19.27
Class B	19,460,097	1,063,018	18.31
Class C	119,582,284	6,549,221	18.26
Class I	514,327,709	26,081,752	19.72
Class R1	9,647,980	536,656	17.98
Class R2	133,624,478	7,093,027	18.84
Class R3	317,985,876	16,554,298	19.21
Class R4	403,379,973	20,846,300	19.35
Class R5	2,129,814,522	107,940,653	19.73
Class 529A	5,031,329	265,077	18.98
Class 529B	270,787	15,252	17.75
Class 529C	1,748,062	97,964	17.84

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $20.45 [100 / 94.25 x $19.27] and $20.14 [100 / 94.25 x $18.98], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$43,722,638
Interest	282,486
Dividends from underlying affiliated funds	116,229
Foreign taxes withheld	(108,576)
Total investment income	$44,012,777
Expenses
Management fee	$14,026,220
Distribution and service fees	2,176,405
Shareholder servicing costs	2,036,979
Program manager fees	3,347
Administrative services fee	308,600
Independent Trustees’ compensation	23,748
Custodian fee	83,575
Shareholder communications	74,158
Audit and tax fees	17,895
Legal fees	15,503
Miscellaneous	199,662
Total expenses	$18,966,092
Fees paid indirectly	(29)
Reduction of expenses by investment adviser and distributor	(514,387)
Net expenses	$18,451,676
Net investment income	$25,561,101
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(31,072,667)
Foreign currency	(12,233)
Net realized gain (loss) on investments and foreign currency	$(31,084,900)
Change in unrealized appreciation (depreciation)
Investments	$278,911,068
Translation of assets and liabilities in foreign currencies	1,123
Net unrealized gain (loss) on investments and foreign currency translation	$278,912,191
Net realized and unrealized gain (loss) on investments and foreign currency	$247,827,291
Change in net assets from operations	$273,388,392

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/16 (unaudited)	Year ended 9/30/15
From operations
Net investment income	$25,561,101	$23,329,770
Net realized gain (loss) on investments and foreign currency	(31,084,900)	179,682,532
Net unrealized gain (loss) on investments and foreign currency translation	278,912,191	(254,323,120)
Change in net assets from operations	$273,388,392	$(51,310,818)
Distributions declared to shareholders
From net investment income	$(20,000,382)	$(17,600,552)
From net realized gain on investments	(158,208,756)	(165,236,067)
Total distributions declared to shareholders	$(178,209,138)	$(182,836,619)
Change in net assets from fund share transactions	$927,328,218	$1,217,846,446
Total change in net assets	$1,022,507,472	$983,699,009
Net assets
At beginning of period	3,522,355,877	2,538,656,868
At end of period (including undistributed net investment income of $22,653,719 and $17,093,000, respectively)	$4,544,863,349	$3,522,355,877

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/16		Years ended 9/30
Class A			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$18.91		$20.14	$18.74	$14.52	$11.42	$11.64
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.11	$0.11	$0.14	$0.09	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.11		(0.03)	2.32	4.21	3.08	(0.21)
Total from investment operations	$1.21		$0.08	$2.43	$4.35	$3.17	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.09)	$(0.10)	$(0.13)	$(0.07)	$(0.08)
From net realized gain on investments	(0.79)		(1.22)	(0.93)	—	—	—
Total distributions declared to shareholders	$(0.85)		$(1.31)	$(1.03)	$(0.13)	$(0.07)	$(0.08)
Net asset value, end of period (x)	$19.27		$18.91	$20.14	$18.74	$14.52	$11.42
Total return (%) (r)(s)(t)(x)	6.61	(n)	0.14	13.39	30.21	27.87	(1.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.24	1.21	1.22	1.21	1.22
Expenses after expense reductions (f)	1.14	(a)	1.22	1.20	1.21	1.21	1.22
Net investment income	1.08	(a)	0.52	0.54	0.86	0.67	0.50
Portfolio turnover	18	(n)	36	34	35	52	56
Net assets at end of period (000 omitted)	$889,990		$749,577	$543,583	$300,046	$167,512	$131,914

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16		Years ended 9/30
Class B			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$18.01		$19.29	$18.02	$13.97	$11.00	$11.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.05)	$(0.04)	$0.02	$(0.01)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.06		(0.01)	2.24	4.05	2.98	(0.20)
Total from investment operations	$1.09		$(0.06)	$2.20	$4.07	$2.97	$(0.23)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.02)	$—	$—
From net realized gain on investments	(0.79)		(1.22)	(0.93)	—	—	—
Total distributions declared to shareholders	$(0.79)		$(1.22)	$(0.93)	$(0.02)	$—	$—
Net asset value, end of period (x)	$18.31		$18.01	$19.29	$18.02	$13.97	$11.00
Total return (%) (r)(s)(t)(x)	6.27	(n)	(0.61)	12.55	29.16	27.00	(2.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.98	1.95	1.96	1.96	1.97
Expenses after expense reductions (f)	1.89	(a)	1.96	1.95	1.96	1.96	1.97
Net investment income (loss)	0.30	(a)	(0.23)	(0.22)	0.13	(0.10)	(0.25)
Portfolio turnover	18	(n)	36	34	35	52	56
Net assets at end of period (000 omitted)	$19,460		$18,983	$18,603	$16,351	$13,306	$13,813

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16		Years ended 9/30
Class C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$17.97		$19.25	$17.99	$13.96	$10.99	$11.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.04)	$(0.04)	$0.02	$(0.01)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.05		(0.02)	2.23	4.05	2.98	(0.20)
Total from investment operations	$1.08		$(0.06)	$2.19	$4.07	$2.97	$(0.23)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.04)	$—	$—
From net realized gain on investments	(0.79)		(1.22)	(0.93)	—	—	—
Total distributions declared to shareholders	$(0.79)		$(1.22)	$(0.93)	$(0.04)	$—	$—
Net asset value, end of period (x)	$18.26		$17.97	$19.25	$17.99	$13.96	$10.99
Total return (%) (r)(s)(t)(x)	6.22	(n)	(0.61)	12.52	29.21	27.02	(2.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.99	1.96	1.96	1.96	1.97
Expenses after expense reductions (f)	1.89	(a)	1.97	1.95	1.96	1.96	1.97
Net investment income (loss)	0.33	(a)	(0.23)	(0.22)	0.11	(0.08)	(0.25)
Portfolio turnover	18	(n)	36	34	35	52	56
Net assets at end of period (000 omitted)	$119,582		$100,983	$80,434	$41,250	$24,742	$18,430

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16		Years ended 9/30
Class I			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$19.35		$20.58	$19.11	$14.80	$11.64	$11.86
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.16	$0.16	$0.17	$0.13	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.14		(0.03)	2.38	4.31	3.13	(0.22)
Total from investment operations	$1.27		$0.13	$2.54	$4.48	$3.26	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.14)	$(0.14)	$(0.17)	$(0.10)	$(0.10)
From net realized gain on investments	(0.79)		(1.22)	(0.93)	—	—	—
Total distributions declared to shareholders	$(0.90)		$(1.36)	$(1.07)	$(0.17)	$(0.10)	$(0.10)
Net asset value, end of period (x)	$19.72		$19.35	$20.58	$19.11	$14.80	$11.64
Total return (%) (r)(s)(x)	6.78	(n)	0.36	13.69	30.54	28.21	(1.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.99	0.97	0.93	0.96	0.97
Expenses after expense reductions (f)	0.89	(a)	0.97	0.96	0.93	0.96	0.97
Net investment income	1.35	(a)	0.77	0.79	1.13	0.92	0.76
Portfolio turnover	18	(n)	36	34	35	52	56
Net assets at end of period (000 omitted)	$514,328		$370,299	$212,389	$38,232	$802,524	$580,412

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16		Years ended 9/30
Class R1			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$17.70		$18.98	$17.80	$13.79	$10.86	$11.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.04)	$(0.04)	$0.02	$(0.01)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		(0.02)	2.20	4.01	2.94	(0.20)
Total from investment operations	$1.07		$(0.06)	$2.16	$4.03	$2.93	$(0.23)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.05)	$(0.02)	$—	$—
From net realized gain on investments	(0.79)		(1.22)	(0.93)	—	—	—
Total distributions declared to shareholders	$(0.79)		$(1.22)	$(0.98)	$(0.02)	$—	$—
Net asset value, end of period (x)	$17.98		$17.70	$18.98	$17.80	$13.79	$10.86
Total return (%) (r)(s)(x)	6.26	(n)	(0.62)	12.49	29.28	26.98	(2.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.99	1.96	1.96	1.96	1.97
Expenses after expense reductions (f)	1.89	(a)	1.97	1.95	1.96	1.96	1.97
Net investment income (loss)	0.32	(a)	(0.23)	(0.19)	0.13	(0.08)	(0.25)
Portfolio turnover	18	(n)	36	34	35	52	56
Net assets at end of period (000 omitted)	$9,648		$8,492	$6,773	$1,749	$2,101	$1,760

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16		Years ended 9/30
Class R2			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$18.49		$19.75	$18.40	$14.25	$11.20	$11.43
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.05	$0.06	$0.10	$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	1.08		(0.02)	2.28	4.14	3.04	(0.21)
Total from investment operations	$1.16		$0.03	$2.34	$4.24	$3.09	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.07)	$(0.06)	$(0.09)	$(0.04)	$(0.05)
From net realized gain on investments	(0.79)		(1.22)	(0.93)	—	—	—
Total distributions declared to shareholders	$(0.81)		$(1.29)	$(0.99)	$(0.09)	$(0.04)	$(0.05)
Net asset value, end of period (x)	$18.84		$18.49	$19.75	$18.40	$14.25	$11.20
Total return (%) (r)(s)(x)	6.52	(n)	(0.12)	13.07	29.93	27.63	(1.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42	(a)	1.49	1.46	1.46	1.46	1.47
Expenses after expense reductions (f)	1.39	(a)	1.47	1.45	1.46	1.46	1.47
Net investment income	0.91	(a)	0.27	0.28	0.62	0.41	0.25
Portfolio turnover	18	(n)	36	34	35	52	56
Net assets at end of period (000 omitted)	$133,624		$59,947	$38,353	$20,018	$15,355	$13,217

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16		Years ended 9/30
Class R3			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$18.85		$20.10	$18.72	$14.51	$11.42	$11.64
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.11	$0.11	$0.14	$0.09	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.11		(0.03)	2.32	4.21	3.08	(0.21)
Total from investment operations	$1.21		$0.08	$2.43	$4.35	$3.17	$(0.14)
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.11)	$(0.12)	$(0.14)	$(0.08)	$(0.08)
From net realized gain on investments	(0.79)		(1.22)	(0.93)	—	—	—
Total distributions declared to shareholders	$(0.85)		$(1.33)	$(1.05)	$(0.14)	$(0.08)	$(0.08)
Net asset value, end of period (x)	$19.21		$18.85	$20.10	$18.72	$14.51	$11.42
Total return (%) (r)(s)(x)	6.66	(n)	0.13	13.38	30.18	27.93	(1.29)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.24	1.22	1.24	1.21	1.23
Expenses after expense reductions (f)	1.14	(a)	1.22	1.22	1.23	1.21	1.23
Net investment income	1.12	(a)	0.52	0.56	0.79	0.68	0.50
Portfolio turnover	18	(n)	36	34	35	52	56
Net assets at end of period (000 omitted)	$317,986		$198,248	$118,084	$24,496	$3,826	$2,141

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16		Years ended 9/30
Class R4			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$19.01		$20.23	$18.82	$14.57	$11.46	$11.68
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.16	$0.15	$0.18	$0.13	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.11		(0.02)	2.33	4.24	3.08	(0.22)
Total from investment operations	$1.24		$0.14	$2.48	$4.42	$3.21	$(0.12)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.14)	$(0.14)	$(0.17)	$(0.10)	$(0.10)
From net realized gain on investments	(0.79)		(1.22)	(0.93)	—	—	—
Total distributions declared to shareholders	$(0.90)		$(1.36)	$(1.07)	$(0.17)	$(0.10)	$(0.10)
Net asset value, end of period (x)	$19.35		$19.01	$20.23	$18.82	$14.57	$11.46
Total return (%) (r)(s)(x)	6.75	(n)	0.43	13.61	30.61	28.22	(1.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	1.00	0.97	0.99	0.96	0.97
Expenses after expense reductions (f)	0.89	(a)	0.98	0.97	0.98	0.96	0.97
Net investment income	1.34	(a)	0.78	0.76	0.99	0.93	0.75
Portfolio turnover	18	(n)	36	34	35	52	56
Net assets at end of period (000 omitted)	$403,380		$325,087	$123,055	$21,747	$258	$173

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16		Years ended 9/30
Class R5			2015	2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$19.38		$20.58	$19.12	$16.22
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.19	$0.18	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.13		(0.01)	2.36	2.76	(g)
Total from investment operations	$1.27		$0.18	$2.54	$2.90
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.16)	$(0.15)	$—
From net realized gain on investments	(0.79)		(1.22)	(0.93)	—
Total distributions declared to shareholders	$(0.92)		$(1.38)	$(1.08)	$—
Net asset value, end of period (x)	$19.73		$19.38	$20.58	$19.12
Total return (%) (r)(s)(x)	6.81	(n)	0.59	13.72	17.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.83	0.84	0.88	(a)
Expenses after expense reductions (f)	0.75	(a)	0.81	0.84	0.88	(a)
Net investment income	1.48	(a)	0.92	0.89	1.22	(a)
Portfolio turnover	18	(n)	36	34	35
Net assets at end of period (000 omitted)	$2,129,815		$1,684,183	$1,391,433	$1,085,101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16		Years ended 9/30
Class 529A			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$18.63		$19.85	$18.48	$14.33	$11.26	$11.49
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.10	$0.10	$0.14	$0.08	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.10		(0.02)	2.29	4.14	3.05	(0.21)
Total from investment operations	$1.19		$0.08	$2.39	$4.28	$3.13	$(0.16)
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.08)	$(0.09)	$(0.13)	$(0.06)	$(0.07)
From net realized gain on investments	(0.79)		(1.22)	(0.93)	—	—	—
Total distributions declared to shareholders	$(0.84)		$(1.30)	$(1.02)	$(0.13)	$(0.06)	$(0.07)
Net asset value, end of period (x)	$18.98		$18.63	$19.85	$18.48	$14.33	$11.26
Total return (%) (r)(s)(t)(x)	6.59	(n)	0.13	13.35	30.09	27.94	(1.47)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.33	1.30	1.31	1.31	1.32
Expenses after expense reductions (f)	1.17	(a)	1.25	1.23	1.24	1.26	1.31
Net investment income	1.03	(a)	0.48	0.50	0.84	0.62	0.41
Portfolio turnover	18	(n)	36	34	35	52	56
Net assets at end of period (000 omitted)	$5,031		$4,628	$4,149	$3,047	$1,930	$1,234

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16		Years ended 9/30
Class 529B			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$17.50		$18.78	$17.58	$13.63	$10.74	$10.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.05)	$(0.05)	$0.01	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.02		(0.01)	2.18	3.96	2.91	(0.20)
Total from investment operations	$1.04		$(0.06)	$2.13	$3.97	$2.89	$(0.24)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.02)	$—	$—
From net realized gain on investments	(0.79)		(1.22)	(0.93)	—	—	—
Total distributions declared to shareholders	$(0.79)		$(1.22)	$(0.93)	$(0.02)	$—	$—
Net asset value, end of period (x)	$17.75		$17.50	$18.78	$17.58	$13.63	$10.74
Total return (%) (r)(s)(t)(x)	6.16	(n)	(0.63)	12.47	29.18	26.91	(2.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.08	2.05	2.06	2.06	2.07
Expenses after expense reductions (f)	1.94	(a)	2.01	2.00	2.00	2.01	2.06
Net investment income (loss)	0.25	(a)	(0.28)	(0.27)	0.09	(0.15)	(0.35)
Portfolio turnover	18	(n)	36	34	35	52	56
Net assets at end of period (000 omitted)	$271		$266	$305	$251	$184	$177

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/16		Years ended 9/30
Class 529C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$17.57		$18.85	$17.64	$13.69	$10.79	$11.02
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.05)	$(0.05)	$0.01	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		(0.01)	2.19	3.97	2.92	(0.19)
Total from investment operations	$1.06		$(0.06)	$2.14	$3.98	$2.90	$(0.23)
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.03)	$—	$—
From net realized gain on investments	(0.79)		(1.22)	(0.93)	—	—	—
Total distributions declared to shareholders	$(0.79)		$(1.22)	$(0.93)	$(0.03)	$—	$—
Net asset value, end of period (x)	$17.84		$17.57	$18.85	$17.64	$13.69	$10.79
Total return (%) (r)(s)(t)(x)	6.25	(n)	(0.63)	12.48	29.12	26.88	(2.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.02	(a)	2.08	2.05	2.07	2.06	2.07
Expenses after expense reductions (f)	1.94	(a)	2.01	2.00	2.01	2.01	2.06
Net investment income (loss)	0.25	(a)	(0.28)	(0.27)	0.08	(0.15)	(0.34)
Portfolio turnover	18	(n)	36	34	35	52	56
Net assets at end of period (000 omitted)	$1,748		$1,663	$1,496	$1,215	$579	$546

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, February 1, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in states and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Notes to Financial Statements (unaudited) – continued

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The

Notes to Financial Statements (unaudited) – continued

adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,455,698,650	$—	$—	$4,455,698,650
Mutual Funds	108,613,582	—	—	108,613,582
Total Investments	$4,564,312,232	$—	$—	$4,564,312,232

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the

Notes to Financial Statements (unaudited) – continued

fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $17,273,041. The fair value of the fund’s investment securities on loan and a related liability of $18,042,959 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in

Notes to Financial Statements (unaudited) – continued

realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/15
Ordinary income (including any short-term capital gains)	$53,811,791
Long-term capital gains	129,024,828
Total distributions	$182,836,619

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/16
Cost of investments	$4,146,820,396
Gross appreciation	619,733,984
Gross depreciation	(202,242,148)
Net unrealized appreciation (depreciation)	$417,491,836

As of 9/30/15
Undistributed ordinary income	88,111,967
Undistributed long-term capital gain	86,937,481
Other temporary differences	(5,948)
Net unrealized appreciation (depreciation)	138,580,768

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/16	Year ended 9/30/15	Six months ended 3/31/16	Year ended 9/30/15
Class A	$2,370,105	$2,718,894	$32,681,609	$35,326,271
Class B	—	—	830,102	1,168,000
Class C	—	—	4,586,883	5,364,456
Class I	2,321,083	1,599,503	17,345,673	13,931,222
Class R1	—	—	399,935	462,100
Class R2	86,552	181,635	2,861,262	3,049,560
Class R3	730,220	812,048	9,200,316	8,712,172
Class R4	1,943,207	1,060,906	14,406,574	9,088,765
Class R5	12,537,872	11,210,430	75,608,899	87,760,754
Class 529A	11,343	17,136	196,998	255,785
Class 529B	—	—	12,185	19,456
Class 529C	—	—	78,320	97,526
Total	$20,000,382	$17,600,552	$158,208,756	$165,236,067

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

The investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion up to $5 billion and 0.60% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2017. For the six months ended March 31, 2016, this management fee reduction amounted to $358,739 which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2016, this management fee reduction amounted to $150,709, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2016 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $423,929 and $1,439 for the six month ended March 31, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$997,253
Class B	0.75%	0.25%	1.00%	1.00%	94,637
Class C	0.75%	0.25%	1.00%	1.00%	533,897
Class R1	0.75%	0.25%	1.00%	1.00%	45,317
Class R2	0.25%	0.25%	0.50%	0.50%	191,568
Class R3	—	0.25%	0.25%	0.25%	297,981
Class 529A	—	0.25%	0.25%	0.23%	5,909
Class 529B	0.75%	0.25%	1.00%	1.00%	1,328
Class 529C	0.75%	0.25%	1.00%	1.00%	8,515
Total Distribution and Service Fees					$2,176,405

Notes to Financial Statements (unaudited) – continued

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2016, this rebate amounted to $2,610, $39, $70, $56, $464, $3, and $24 for Class A, Class B, Class C, Class R2, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2016, were as follows:

Amount
Class A	$4,296
Class B	12,885
Class C	8,852
Class 529B	374
Class 529C	20

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on January 31, 2017, unless MFD elects to extend the waiver. For the six months ended March 31, 2016, this waiver amounted to $1,673 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2016, were as follows:

	Fee	Waiver
Class 529A	$2,363	$1,181
Class 529B	133	66
Class 529C	851	426
Total Program Manager Fees and Waivers	$3,347	$1,673

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2016, the fee was $147,699, which equated to 0.0075% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended March 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,527,781.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the period October 1, 2015 through December 31, 2015, these costs for the fund amounted to $361,499 and are included in “Shareholder servicing costs” in the Statement of Operations. Effective January 1, 2016, the fund no longer participates in this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2016 was equivalent to an annual effective rate of 0.0157% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2016, the fee paid by the fund under this agreement was $4,866 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS redeemed 1,092 shares of Class I for an aggregate amount of $20,652.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended March 31, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $6,558,320 and $1,512,045, respectively. The sales transactions resulted in net realized gains of $209,697.

(4) Portfolio Securities

For the six months ended March 31, 2016, purchases and sales of investments, other than short-term obligations, aggregated $1,464,012,080 and $695,507,491, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,644,985	$178,996,885	18,644,547	$379,851,380
Class B	85,549	1,518,046	272,519	5,295,697
Class C	1,308,068	22,966,211	1,998,346	38,721,642
Class I	10,142,850	194,392,566	12,752,237	264,746,953
Class R1	130,406	2,297,263	262,576	5,014,303
Class R2	4,442,714	80,780,870	2,256,110	45,111,874
Class R3	7,516,599	138,734,859	6,406,378	130,673,526
Class R4	4,899,181	90,958,920	12,656,637	257,848,646
Class R5	20,732,065	398,016,767	20,188,466	418,782,931
Class 529A	21,412	391,802	60,500	1,212,019
Class 529B	1,125	20,335	3,492	65,373
Class 529C	16,484	277,417	22,523	429,283
	58,941,438	$1,109,351,941	75,524,331	$1,547,753,627

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/16		Year ended 9/30/15
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,531,309	$28,237,338	1,458,522	$28,878,736
Class B	45,257	794,252	58,903	1,117,399
Class C	225,834	3,954,346	244,301	4,622,175
Class I	886,878	16,717,641	705,759	14,270,439
Class R1	23,198	399,935	24,791	462,100
Class R2	118,435	2,136,569	142,527	2,765,015
Class R3	540,290	9,930,536	482,483	9,524,220
Class R4	810,108	14,986,997	431,870	8,576,942
Class R5	4,614,844	86,989,802	4,882,701	98,728,212
Class 529A	11,472	208,341	13,989	272,921
Class 529B	716	12,185	1,056	19,456
Class 529C	4,548	77,786	5,267	97,494
	8,812,889	$164,445,728	8,452,169	$169,335,109

Shares reacquired
Class A	(4,638,210)	$(85,912,035)	(7,457,764)	$(150,280,237)
Class B	(121,675)	(2,155,810)	(241,948)	(4,695,052)
Class C	(604,645)	(10,649,573)	(802,086)	(15,443,503)
Class I	(4,081,667)	(76,366,778)	(4,646,564)	(95,164,905)
Class R1	(96,618)	(1,688,821)	(164,574)	(3,139,941)
Class R2	(709,562)	(12,933,003)	(1,099,199)	(21,915,448)
Class R3	(2,017,039)	(37,019,829)	(2,248,658)	(45,414,873)
Class R4	(1,965,882)	(36,477,141)	(2,067,267)	(42,130,775)
Class R5	(4,327,261)	(82,643,801)	(5,746,431)	(120,019,875)
Class 529A	(16,281)	(304,054)	(35,026)	(697,875)
Class 529B	(1,795)	(31,312)	(5,559)	(104,329)
Class 529C	(17,727)	(287,294)	(12,509)	(235,477)
	(18,598,362)	$(346,469,451)	(24,527,585)	$(499,242,290)

Net change
Class A	6,538,084	$121,322,188	12,645,305	$258,449,879
Class B	9,131	156,488	89,474	1,718,044
Class C	929,257	16,270,984	1,440,561	27,900,314
Class I	6,948,061	134,743,429	8,811,432	183,852,487
Class R1	56,986	1,008,377	122,793	2,336,462
Class R2	3,851,587	69,984,436	1,299,438	25,961,441
Class R3	6,039,850	111,645,566	4,640,203	94,782,873
Class R4	3,743,407	69,468,776	11,021,240	224,294,813
Class R5	21,019,648	402,362,768	19,324,736	397,491,268
Class 529A	16,603	296,089	39,463	787,065
Class 529B	46	1,208	(1,011)	(19,500)
Class 529C	3,305	67,909	15,281	291,300
	49,155,965	$927,328,218	59,448,915	$1,217,846,446

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 10%, 10%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045, the MFS Lifetime 2050, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the year six months ended March 31, 2016, the fund’s commitment fee and interest expense were $5,888 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	119,490,180	843,055,427	(871,974,984)	90,570,623

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$116,229	$90,570,623

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: May 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2016

*	Print name and title of each signing officer under his or her signature.